Audit Information	12 Months Ended
Dec. 31, 2025
Auditor [Table]
Auditor Name	Summit Group CPAs, P.C.
Auditor Firm ID	5910
Auditor Location	New York, New York
Auditor Opinion [Text Block]

Opinion on the Financial Statements

We have audited the accompanying consolidated balance sheet of Jinxin Techonology Holding Company, subsidiaries, and variable interest entities (collectively the “Group”) as of December 31,2025, and the consolidated statement of income and comprehensive income, the consolidated statement of shareholders’ (deficit) equity, and the consolidated statement of cash flows for the year ended December 31, 2025, and the related notes (collectively referred to as the “consolidated financial statements”). In our opinion, the consolidated financial statements present fairly, in all material respects, the financial position of the Group as of December 31, 2025, and the results of its operations and its cash flows in the year ended December 31, 2025, in conformity with accounting principles generally accepted in the United States of America.